Finance Lease Liabilities (Details) - Schedule of financing lease liabilities	6 Months Ended
Dec. 31, 2021 USD ($)
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of finance lease liabilities	$ 501,768
Increase /(Decrease) of finance lease liabilities	12,059
Payment of finance lease liabilities	(41,399)
Exchange Rate Translation of finance lease liabilities	6,408
Ending balance of finance lease liabilities	478,836
Beginning balance of unrecognized finance expense	76,393
Increase /(Decrease) of unrecognized finance expense	12,059
Payment of unrecognized finance expense
Exchange Rate Translation of unrecognized finance expense	2,718
Ending balance of unrecognized finance expense	91,170
Company vehicles [Member]
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of finance lease liabilities	425,375
Increase /(Decrease) of finance lease liabilities
Payment of finance lease liabilities	(41,399)
Exchange Rate Translation of finance lease liabilities	3,690
Ending balance of finance lease liabilities	$ 387,666